FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Inflation swaps	$ 72	$ 0
Deferred consideration	0	995
Total current financial liabilities	72	995
Non-current:
Inflation swaps	0	0
Total non-current financial liabilities	$ 0	$ 0